Restructuring and Related Charges - Restructuring liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Liability Rollforward
Beginning balance	$ 20,887	$ 8,781	$ 11,985
Restructuring and other charges	3,920	16,319	3,414
Payments	(9,984)	(4,656)	(7,037)
Adjustments	(6,540)	443	419
Ending balance	8,283	20,887	8,781
Lease and Related Costs, Net
Restructuring Liability Rollforward
Beginning balance	6,540	8,781	11,985
Payments	0	(2,684)	(3,623)
Adjustments	(6,540)	443	419
Ending balance	0	6,540	8,781
Severance And Other Employee Separation Costs
Restructuring Liability Rollforward
Beginning balance	14,347
Restructuring and other charges	3,920	16,319	3,414
Payments	(9,984)	(1,972)	$ (3,414)
Ending balance	$ 8,283	$ 14,347